Investment Risks	Dec. 29, 2025
FI Institutional Group Stock Fund for Retirement Plans
Prospectus [Line Items]
Risk [Text Block]

The value of any investment in the Fund will change with market conditions, and investors may lose money. The Fund is not appropriate for all investors and is not meant to be a complete investment program. Market conditions can cause securities to lose money rapidly and unpredictably.

FI Institutional Group Stock Fund for Retirement Plans | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The success of the Fund’s investment strategy is highly dependent on the correctness of the Adviser’s perception of the risks and opportunities in the markets. To the extent the Adviser’s perceptions are incorrect (or a perception is correct, but the timing of the Fund’s investment to take advantage of the perception is premature), the Fund could incur losses, which may be significant.

FI Institutional Group Stock Fund for Retirement Plans | General Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

General Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate and climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

FI Institutional Group Stock Fund for Retirement Plans | Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Allocation Risk. The Adviser may allocate the Fund’s assets in ways that will not perform as well as the general market.
FI Institutional Group Stock Fund for Retirement Plans | Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Risk. Because stocks are generally more volatile than fixed-income securities, the risk of losses is often higher for funds holding stocks than for those investing only in fixed-income securities. Stock risk includes the risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the equity securities held by the Fund and thus, the value of the Fund’s shares over short or extended periods.

FI Institutional Group Stock Fund for Retirement Plans | Small And Midcap Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Cap Companies Risk. The Fund may invest a substantial portion of its assets in companies with modest capitalization, as well as start-up companies. While the Adviser believes that small and mid-sized companies, as well as start-up companies, can at times provide greater growth potential than larger, more mature companies, investing in the securities of these companies also involves greater risk, potential price volatility and cost. These companies often involve higher risks because they lack the management experience, financial resources, product diversification, markets, distribution channels and competitive strengths of larger companies. In addition, in many instances, the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies as well as start-up companies may be subject to wider price fluctuations. Trading in securities of these companies tends to be more costly compared to larger companies. As a result, the Fund could incur a loss even if it sells such a security shortly after its acquisition. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of smaller company securities.

FI Institutional Group Stock Fund for Retirement Plans | Largecap Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Cap Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

FI Institutional Group Stock Fund for Retirement Plans | Sector Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Concentration Risk. The Fund may focus a portion of its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

FI Institutional Group Stock Fund for Retirement Plans | Foreign Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investing Risk. The Fund may purchase foreign securities (either directly or through ADRs or GDRs). These securities may involve additional risks, including the possibility that certain events, such as political, economic or social instability in the foreign country in which a security is issued might significantly lower its valuation. Foreign issuers are not subject to the same reporting and regulatory requirements found in the United States.

Depositary Receipt Risk. ADRs and GDRs are receipts, issued by depository banks in the United States or elsewhere, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. ADRs and GDRs may be sponsored or unsponsored. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR or GDR issuer will continue to offer a particular ADR or GDR. As a result, the Fund may have difficulty selling the ADRs or GDRs, or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs or GDRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs or GDRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading. Certain ADRs or GDRs are not listed on an exchange and therefore may be illiquid.

Emerging Market Risk. The risks of investing in foreign countries are typically increased in less developed countries (often referred to as “emerging market countries”). Emerging market countries may have less developed markets and legal and regulatory systems and may be more susceptible to economic and political instability than more developed countries. Investments in emerging market countries may be considered speculative.

Currency Risk. If the Fund invests in securities that trade in, or have exposure to, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s exposure to foreign currency-denominated securities may reduce the Fund’s return.

FI Institutional Group Stock Fund for Retirement Plans | Issuer Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to operations and may negatively impact the financial condition of an issuer or market participant. The Fund and its shareholders could be negatively impacted as a result.

FI Institutional Group Stock Fund for Retirement Plans | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of any investment in the Fund will change with market conditions, and investors may lose money.
FI Institutional Group ESG Stock Fund for Retirement Plans
Prospectus [Line Items]
Risk [Text Block]

The value of any investment in the Fund will change with market conditions, and investors may lose money. The Fund is not appropriate for all investors and is not meant to be a complete investment program. Market conditions can cause securities to lose money rapidly and unpredictably.

FI Institutional Group ESG Stock Fund for Retirement Plans | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The success of the Fund’s investment strategy is highly dependent on the correctness of the Adviser’s perception of the risks and opportunities in the markets. To the extent the Adviser’s perceptions are incorrect (or a perception is correct, but the timing of the Fund’s investment to take advantage of the perception is premature), the Fund could incur losses, which may be significant.

FI Institutional Group ESG Stock Fund for Retirement Plans | General Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

General Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate and climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

FI Institutional Group ESG Stock Fund for Retirement Plans | Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Allocation Risk. The Adviser may allocate the Fund’s assets in ways that will not perform as well as the general market.
FI Institutional Group ESG Stock Fund for Retirement Plans | Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Risk. Because stocks are generally more volatile than fixed-income securities, the risk of losses is often higher for funds holding stocks than for those investing only in fixed-income securities. Stock risk includes the risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the equity securities held by the Fund and thus, the value of the Fund’s shares over short or extended periods.

FI Institutional Group ESG Stock Fund for Retirement Plans | Small And Midcap Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Cap Companies Risk. The Fund may invest a substantial portion of its assets in companies with modest capitalization, as well as start-up companies. While the Adviser believes that small and mid-sized companies, as well as start-up companies, can at times provide greater growth potential than larger, more mature companies, investing in the securities of these companies also involves greater risk, potential price volatility and cost. These companies often involve higher risks because they lack the management experience, financial resources, product diversification, markets, distribution channels and competitive strengths of larger companies. In addition, in many instances, the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies as well as start-up companies may be subject to wider price fluctuations. Trading in securities of these companies tends to be more costly compared to larger companies. As a result, the Fund could incur a loss even if it sells such a security shortly after its acquisition. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of smaller company securities.

FI Institutional Group ESG Stock Fund for Retirement Plans | Largecap Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Cap Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

FI Institutional Group ESG Stock Fund for Retirement Plans | Sector Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Concentration Risk. The Fund may focus a portion of its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

FI Institutional Group ESG Stock Fund for Retirement Plans | Foreign Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investing Risk. The Fund may purchase foreign securities (either directly or through ADRs or GDRs). These securities may involve additional risks, including the possibility that certain events, such as political, economic or social instability in the foreign country in which a security is issued might significantly lower its valuation. Foreign issuers are not subject to the same reporting and regulatory requirements found in the United States.

Depositary Receipt Risk. ADRs and GDRs are receipts, issued by depository banks in the United States or elsewhere, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. ADRs and GDRs may be sponsored or unsponsored. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR or GDR issuer will continue to offer a particular ADR or GDR. As a result, the Fund may have difficulty selling the ADRs or GDRs, or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs or GDRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs or GDRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading. Certain ADRs or GDRs are not listed on an exchange and therefore may be illiquid.

Emerging Market Risk. The risks of investing in foreign countries are typically increased in less developed countries (often referred to as “emerging market countries”). Emerging market countries may have less developed markets and legal and regulatory systems and may be more susceptible to economic and political instability than more developed countries. Investments in emerging market countries may be considered speculative.

Currency Risk. If the Fund invests in securities that trade in, or have exposure to, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s exposure to foreign currency-denominated securities may reduce the Fund’s return.

FI Institutional Group ESG Stock Fund for Retirement Plans | Issuer Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to operations and may negatively impact the financial condition of an issuer or market participant. The Fund and its shareholders could be negatively impacted as a result.

FI Institutional Group ESG Stock Fund for Retirement Plans | Esg Guidelines Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ESG Guidelines Risk. Because the Adviser’s ESG guidelines exclude securities of certain issuers, the Fund may forgo some market opportunities available to funds that do not follow the ESG mandate inherent in the strategy. Companies meeting the Fund’s ESG guidelines may be out of favor in particular market cycles and perform less well than the market as a whole.

FI Institutional Group ESG Stock Fund for Retirement Plans | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of any investment in the Fund will change with market conditions, and investors may lose money.
FI Institutional Group Fixed Income Fund for Retirement Plans
Prospectus [Line Items]
Risk [Text Block]

The value of any investment in the Fund will change with market conditions, and investors may lose money. The Fund is not appropriate for all investors and is not meant to be a complete investment program. Market conditions can cause securities to lose money rapidly and unpredictably.

FI Institutional Group Fixed Income Fund for Retirement Plans | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The success of the Fund’s investment strategy is highly dependent on the correctness of the Adviser’s perception of the risks and opportunities in the markets. To the extent the Adviser’s perceptions are incorrect (or a perception is correct, but the timing of the Fund’s investment to take advantage of the perception is premature), the Fund could incur losses, which may be significant.

FI Institutional Group Fixed Income Fund for Retirement Plans | General Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

General Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate and climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

FI Institutional Group Fixed Income Fund for Retirement Plans | Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Allocation Risk. The Adviser may allocate the Fund’s assets in ways that will not perform as well as the general market.
FI Institutional Group Fixed Income Fund for Retirement Plans | Issuer Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to operations and may negatively impact the financial condition of an issuer or market participant. The Fund and its shareholders could be negatively impacted as a result.

FI Institutional Group Fixed Income Fund for Retirement Plans | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Credit risk may be substantial for the Fund.
FI Institutional Group Fixed Income Fund for Retirement Plans | Fixedincome Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed-Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Interest Rate Risk. The market value of fixed income securities in which the Fund invests and, thus, the Fund’s net asset value, can be expected to vary inversely with changes in interest rates. Prices of securities with longer effective durations are more sensitive to interest rate changes than those with shorter effective durations.

Call and Prepayment Risk. As interest rates decline, the issuers of certain types of fixed income securities may prepay principal earlier than scheduled (or call the security), forcing the Fund to reinvest in lower yielding securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities. There is a greater risk that the Fund will lose money due to prepayment and extension risks when the Fund invests in MBSs and ABSs.

Reinvestment Risk. Yield-to-maturity of a bond is calculated on the premise that all future coupon payments will be reinvested at the interest rate in effect when the bond was purchased. As interest rates decline, interest earned may not be able to be reinvested in such a way that they earn the same rate of return as the original bond.

Yield Curve Risk. Yield curve risk is the risk that different bond holdings will not experience the same yield changes. The yield curve encompasses all maturities in the fixed income market, and measures of interest-rate risk assume an equal amount of basis point moves on the yield curve. However, the yield curve does not actually move equally for all maturities.

FI Institutional Group Fixed Income Fund for Retirement Plans | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

FI Institutional Group Fixed Income Fund for Retirement Plans | U S Government Securities Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults, and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of certain U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government.

FI Institutional Group Fixed Income Fund for Retirement Plans | Foreign Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Obligations Risk. The Fund may invest in U.S. denominated foreign fixed-income securities. Foreign fixed-income securities may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer’s home country. Concentrated investment in any single country, especially a less developed country, would make the Fund’s value more sensitive to economic, currency and regulatory changes within that country. Investments in foreign obligations include high-quality, short-term debt obligations of foreign issuers, including foreign branches of U.S. banks, U.S. branches of foreign banks, and short-term debt obligations of foreign governmental agencies and foreign companies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory levels of taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries. Amounts realized on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would otherwise be subject.

FI Institutional Group Fixed Income Fund for Retirement Plans | High Yield Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk bonds”, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

FI Institutional Group Fixed Income Fund for Retirement Plans | Etf Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk. ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the ETFs is subject to its own specific risks, but the Adviser expects that the principal investment risks of investing in the underlying ETFs will be similar to the risks of investing in the Fund.

FI Institutional Group Fixed Income Fund for Retirement Plans | Money Market Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Fund Risk. Although each underlying money market fund in which the Fund may invest seeks to maintain the value of the investments at $1.00 per share, there is no assurance that the underlying fund will be able to do so. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

FI Institutional Group Fixed Income Fund for Retirement Plans | Mortgagerelated And Other Assetbacked Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related securities include pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Because the assets providing cash flows to a mortgage-backed security (a “MBS”) are home mortgage loans, the holders of MBS are subject to default and delinquency risks. If mortgage borrowers are delinquent or default on their payments, the holders of MBS may not realize full repayment of their investment or may experience delays in the repayment of their investment. The credit risk of MBS depends, in part, on the likelihood of the borrower making timely payments of principal and interest. The credit risk of a specific MBS may be influenced by a variety of factors including: (i) the mortgage borrower’s lessened ability or willingness to repay in light of changed circumstances such as a job loss; (ii) the borrower’s ability or willingness to make higher mortgage payments which may result from floating-rate interest resets; (iii) declines in the value of the property which serves as collateral for the mortgage loan; and (iv) seniority or priority of the specific MBS relative to other claims on the cash flow from the pool of mortgage loans.

FI Institutional Group Fixed Income Fund for Retirement Plans | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of any investment in the Fund will change with market conditions, and investors may lose money.
FI Institutional Group ESG Fixed Income Fund for Retirement Plans
Prospectus [Line Items]
Risk [Text Block]

The value of any investment in the Fund will change with market conditions, and investors may lose money. The Fund is not appropriate for all investors and is not meant to be a complete investment program. Market conditions can cause securities to lose money rapidly and unpredictably.

FI Institutional Group ESG Fixed Income Fund for Retirement Plans | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The success of the Fund’s investment strategy is highly dependent on the correctness of the Adviser’s perception of the risks and opportunities in the markets. To the extent the Adviser’s perceptions are incorrect (or a perception is correct, but the timing of the Fund’s investment to take advantage of the perception is premature), the Fund could incur losses, which may be significant.

FI Institutional Group ESG Fixed Income Fund for Retirement Plans | General Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

General Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate and climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

FI Institutional Group ESG Fixed Income Fund for Retirement Plans | Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Allocation Risk. The Adviser may allocate the Fund’s assets in ways that will not perform as well as the general market.
FI Institutional Group ESG Fixed Income Fund for Retirement Plans | Issuer Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to operations and may negatively impact the financial condition of an issuer or market participant. The Fund and its shareholders could be negatively impacted as a result.

FI Institutional Group ESG Fixed Income Fund for Retirement Plans | Esg Guidelines Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ESG Guidelines Risk. Because the Adviser’s ESG guidelines exclude securities of certain issuers, the Fund may forgo some market opportunities available to funds that do not follow the ESG mandate inherent in the strategy. Companies meeting the Fund’s ESG guidelines may be out of favor in particular market cycles and perform less well than the market as a whole.

FI Institutional Group ESG Fixed Income Fund for Retirement Plans | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Credit risk may be substantial for the Fund.
FI Institutional Group ESG Fixed Income Fund for Retirement Plans | Fixedincome Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed-Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Interest Rate Risk. The market value of fixed income securities in which the Fund invests and, thus, the Fund’s net asset value, can be expected to vary inversely with changes in interest rates. Prices of securities with longer effective durations are more sensitive to interest rate changes than those with shorter effective durations.

Call and Prepayment Risk. As interest rates decline, the issuers of certain types of fixed income securities may prepay principal earlier than scheduled (or call the security), forcing the Fund to reinvest in lower yielding securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities. There is a greater risk that the Fund will lose money due to prepayment and extension risks when the Fund invests in MBSs and ABSs.

Reinvestment Risk. Yield-to-maturity of a bond is calculated on the premise that all future coupon payments will be reinvested at the interest rate in effect when the bond was purchased. As interest rates decline, interest earned may not be able to be reinvested in such a way that they earn the same rate of return as the original bond.

Yield Curve Risk. Yield curve risk is the risk that different bond holdings will not experience the same yield changes. The yield curve encompasses all maturities in the fixed income market, and measures of interest-rate risk assume an equal amount of basis point moves on the yield curve. However, the yield curve does not actually move equally for all maturities.

FI Institutional Group ESG Fixed Income Fund for Retirement Plans | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

FI Institutional Group ESG Fixed Income Fund for Retirement Plans | Foreign Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Obligations Risk. The Fund may invest in U.S. denominated foreign fixed-income securities. Foreign fixed-income securities may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer’s home country. Concentrated investment in any single country, especially a less developed country, would make the Fund’s value more sensitive to economic, currency and regulatory changes within that country. Investments in foreign obligations include high-quality, short-term debt obligations of foreign issuers, including foreign branches of U.S. banks, U.S. branches of foreign banks, and short-term debt obligations of foreign governmental agencies and foreign companies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory levels of taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries. Amounts realized on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would otherwise be subject.

FI Institutional Group ESG Fixed Income Fund for Retirement Plans | High Yield Bond Risk [Member]
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High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

FI Institutional Group ESG Fixed Income Fund for Retirement Plans | Etf Risk [Member]
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ETF Risk. ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the ETFs is subject to its own specific risks, but the Adviser expects that the principal investment risks of investing in the underlying ETFs will be similar to the risks of investing in the Fund.

FI Institutional Group ESG Fixed Income Fund for Retirement Plans | Money Market Fund Risk [Member]
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Money Market Fund Risk. Although each underlying money market fund in which the Fund may invest seeks to maintain the value of the investments at $1.00 per share, there is no assurance that the underlying fund will be able to do so. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

FI Institutional Group ESG Fixed Income Fund for Retirement Plans | Mortgagerelated And Other Assetbacked Securities Risk [Member]
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Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related securities include pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Because the assets providing cash flows to a mortgage-backed security (a “MBS”) are home mortgage loans, the holders of MBS are subject to default and delinquency risks. If mortgage borrowers are delinquent or default on their payments, the holders of MBS may not realize full repayment of their investment or may experience delays in the repayment of their investment. The credit risk of MBS depends, in part, on the likelihood of the borrower making timely payments of principal and interest. The credit risk of a specific MBS may be influenced by a variety of factors including: (i) the mortgage borrower’s lessened ability or willingness to repay in light of changed circumstances such as a job loss; (ii) the borrower’s ability or willingness to make higher mortgage payments which may result from floating-rate interest resets; (iii) declines in the value of the property which serves as collateral for the mortgage loan; and (iv) seniority or priority of the specific MBS relative to other claims on the cash flow from the pool of mortgage loans.

FI Institutional Group ESG Fixed Income Fund for Retirement Plans | U S Government Securities Risk [Member]
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U.S. Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults, and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of certain U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government.

FI Institutional Group ESG Fixed Income Fund for Retirement Plans | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of any investment in the Fund will change with market conditions, and investors may lose money.